SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Apr. 30, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DAKTRONICS, INC. 401(k) PLAN
EIN-46-0306862 PLAN 002
SCHEDULE H, LINE 4i

SCHEDULE OF ASSETS (HELD AT END OF YEAR)
APRIL 30, 2025

Identity of Issue, Borrower,
Lessor, or Similar Party	Shares	Current Value (2)
Common Stock:
Daktronics, Inc. common stock (1)	1,750,952	$22,219,583
Common Collective Trusts:
Principal Stable Value Z Fund (1)	401,496	10,304,183
Principal/BlackRock S&P 500 Index CIT N Fund (1)	68,059	17,572,378
		27,876,561
Mutual Funds:
American Funds EuroPacific	213,547	12,110,254
John Hancock Disciplined Value Fund	187,703	4,138,842
John Hancock Disciplined Value Mid Cap Fund	381,632	9,849,912
JP Morgan Large Cap Growth -R6	520,710	40,776,769
T Rowe Price Mid-Cap Growth Fund	155,424	14,314,584
T Rowe Price Small Capitalization Fund	225,353	11,770,168
Investment Company of America - R6 (Large cap fund)	368,398	20,545,534
Vanguard Mid Cap Index-ADM	17,917	5,684,581
Vanguard Small Cap Index FD-ADM	44,776	4,638,781
Vanguard Total Int ST IDX-AD	49,136	1,688,792
Pimco Total Return Fund (Bond fund)	765,874	6,632,471
Vanguard Total BD MKT INDX-ADM	262,696	2,537,643
Vanguard Balances Index FD-I	366,362	17,090,805
Vanguard Target Retirement Inc	38,130	507,895
Vanguard Target Retirement 2020	25,864	698,582
Vanguard Target Retirement 2025	137,525	2,611,599
Vanguard Target Retirement 2030	146,985	5,631,014
Vanguard Target Retirement 2035	203,840	4,934,975
Vanguard Target Retirement 2040	196,660	8,558,660
Vanguard Target Retirement 2045	319,781	9,532,662
Vanguard Target Retirement 2050	220,569	11,032,844
Vanguard Target Retirement 2055	163,710	9,135,005
Vanguard Target Retirement 2060	80,644	4,147,529
Vanguard Target Retirement 2065	8,741	294,919
Vanguard Target Retirement 2070	10,957	293,434
		209,158,254
Participant loans (with interest rates ranging from 3.3 to 8.5 percent, maturing through February 2034)(1)		2,493,218
		$261,747,616

(1) Indicates a party-in-interest to the Plan.
(2) Cost information is not required for participant-directed investments and therefore is not included.
See accompanying Report of Independent Registered Public Accounting Firm.